Prepaid Expenses and Other Receivable	12 Months Ended
Mar. 31, 2020
Prepaid Expenses and Other Receivable [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLE

4. PREPAID EXPENSES AND OTHER RECEIVABLE

	March 31,
(in thousands)	2020	2019

Prepaid expenses	$14	$19
R&D credits	500	208
Other receivables	60	55
	$574	$282

In October 2016, the Company's wholly-owned subsidiary, PPL agreed to a settlement, from a claim made against a supplier, to receive $120,000 in annual instalments of $11,250.  As of March 31, 2020, the Company received $75,000.  The Company has classified $11,250 as a current asset within other receivables as of both March 31, 2020 and 2019 and $33,750 and $45,000 as a long-term asset as of March 31, 2020 and 2019, respectively.